Stockholders' Equity (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 ₪ / shares	Dec. 31, 2016 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share | ₪ / shares				₪ 0.01	₪ 0.01
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares			23,742
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		130,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares			46,218
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 3.84
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value | $		$ 376
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense) | $			$ 247
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	30,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Common Stock, Par or Stated Value Per Share	$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value | $	$ 99
Consultants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 4.75
Consultants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 4.87
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.01
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares			23,742